Kumamoto Earthquake - Additional Information (Detail) - JPY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Business Interruption Loss [Line Items]
Incremental losses and associated expenses directly related to the damage caused by earthquakes, together with other expenses		¥ 4,753,010	¥ 5,166,894	¥ 5,275,144
Subsequent event
Business Interruption Loss [Line Items]
Insurance claim paid by insurance carriers	¥ 20,000
Repair Costs of Fixed Assets and a Loss on Disposal of Inventories
Business Interruption Loss [Line Items]
Incremental losses and associated expenses directly related to the damage caused by earthquakes, together with other expenses		16,682
Insurance recoveries		10,682
Insurance receivables agreed by insurance carriers		10,000
Remaining insurance receivables		682
Amount due to certain carrier as reinsurance		2,000
Idle Facility Costs at Manufacturing Sites
Business Interruption Loss [Line Items]
Incremental losses and associated expenses directly related to the damage caused by earthquakes, together with other expenses		¥ 9,365
Business Interruption Coverage | Subsequent event
Business Interruption Loss [Line Items]
Insurance receivables agreed by insurance carriers	¥ 10,000